Schedule of Common Shares Subject to Redemption (Details) - USD ($)	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Accounting Policies [Abstract]
Gross proceeds			$ 115,000,000
Proceeds allocated to Public Warrants			(1,016,600)
Proceeds allocated to Public Rights			(1,329,317)
Common Stock issuance costs			(8,304,420)
Remeasurement of carrying value to redemption value	$ 1,879,743		12,476,505
Common shares subject to possible redemption	36,207,414		$ 116,826,168
Redemption of common stock	$ (82,498,497)